Fair Value Measurements - Schedule of Changes in the Fair Value (Details) - Forward Contracts [Member] - USD ($)		3 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2025
Schedule of Changes in The Fair Value [Line Items]
Fair value beginning balance	$ 893,425	$ 669,732
Change in fair value	(223,693)		$ 387,392
Fair value ending balance	$ 669,732	$ 1,057,124	$ 1,057,124